Fees Summary	Jul. 30, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,114,000
Previously Paid Amount	0.00
Total Fee Amount	459.63
Total Offset Amount	0.00
Net Fee	459.63
Narrative - Max Aggregate Offering Price	$ 3,114,000
Final Prospectus	true